PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.8%
Common Stocks 99.5%
Aerospace & Defense 0.5%
Textron, Inc.	5,300	$448,963
TransDigm Group, Inc.	400	437,072
		886,035
Automobile Components 1.0%
BorgWarner, Inc.	33,600	1,139,040
Lear Corp.	5,600	744,240
		1,883,280
Automobiles 1.0%
Harley-Davidson, Inc.	32,100	1,041,645
Thor Industries, Inc.	6,900	779,838
		1,821,483
Banks 5.7%
Bank OZK	3,400	153,374
BOK Financial Corp.	600	50,304
Citizens Financial Group, Inc.	27,900	912,330
Columbia Banking System, Inc.	8,100	163,296
East West Bancorp, Inc.	3,600	262,116
Fifth Third Bancorp	39,233	1,343,338
First Citizens BancShares, Inc. (Class A Stock)	900	1,359,000
First Hawaiian, Inc.	4,700	101,943
First Horizon Corp.	28,600	407,264
FNB Corp.	10,300	135,754
Huntington Bancshares, Inc.	77,900	991,667
KeyCorp	65,000	944,450
M&T Bank Corp.	8,000	1,104,800
New York Community Bancorp, Inc.	44,600	288,562
Pinnacle Financial Partners, Inc.	1,400	123,732
Popular, Inc. (Puerto Rico)	2,800	239,260
Regions Financial Corp.	51,700	965,239
Webster Financial Corp.	12,900	638,292
Wintrust Financial Corp.	2,600	252,148
Zions Bancorp NA	900	37,710
		10,474,579
Beverages 0.7%
Molson Coors Beverage Co. (Class B Stock)	19,800	1,223,442

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 0.4%
Biogen, Inc.*	1,900	$468,654
United Therapeutics Corp.*	900	193,302
		661,956
Broadline Retail 0.8%
eBay, Inc.	34,300	1,408,701
Nordstrom, Inc.	6,900	125,235
		1,533,936
Building Products 1.9%
Builders FirstSource, Inc.*	8,500	1,476,705
Carrier Global Corp.	7,800	426,738
Owens Corning	8,800	1,333,464
Trane Technologies PLC	1,100	277,255
		3,514,162
Capital Markets 3.7%
Affiliated Managers Group, Inc.	1,200	178,608
Bank of New York Mellon Corp. (The)	37,300	2,068,658
Franklin Resources, Inc.	29,100	774,933
Interactive Brokers Group, Inc. (Class A Stock)	2,200	195,250
Invesco Ltd.	66,200	1,047,946
Janus Henderson Group PLC	7,000	201,320
KKR & Co., Inc.	700	60,606
Northern Trust Corp.	4,700	374,308
Raymond James Financial, Inc.	1,300	143,234
State Street Corp.	20,800	1,536,496
Stifel Financial Corp.	500	36,475
Virtu Financial, Inc. (Class A Stock)	11,400	191,406
		6,809,240
Chemicals 5.2%
Albemarle Corp.(a)	10,500	1,204,770
Celanese Corp.	2,800	409,612
CF Industries Holdings, Inc.	16,800	1,268,568
Corteva, Inc.	12,000	545,760
DuPont de Nemours, Inc.	12,100	747,780
Eastman Chemical Co.	5,600	467,880
International Flavors & Fragrances, Inc.	7,000	564,760
LyondellBasell Industries NV (Class A Stock)	16,300	1,534,156
Mosaic Co. (The)	37,300	1,145,483

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Olin Corp.	9,000	$468,630
Westlake Corp.	8,000	1,106,800
		9,464,199
Commercial Services & Supplies 0.2%
Driven Brands Holdings, Inc.*	20,700	271,377
Republic Services, Inc.	800	136,896
		408,273
Construction & Engineering 0.4%
MDU Resources Group, Inc.	35,500	692,605
Consumer Finance 2.1%
Ally Financial, Inc.	33,559	1,230,944
Discover Financial Services	12,100	1,276,792
Synchrony Financial	36,000	1,399,320
		3,907,056
Consumer Staples Distribution & Retail 1.8%
Dollar Tree, Inc.*	1,600	208,992
Kroger Co. (The)	36,500	1,684,110
US Foods Holding Corp.*	1,800	82,818
Walgreens Boots Alliance, Inc.	59,000	1,331,630
		3,307,550
Containers & Packaging 1.8%
Berry Global Group, Inc.	13,300	870,618
Graphic Packaging Holding Co.	15,200	387,752
International Paper Co.	34,600	1,239,718
Sonoco Products Co.	14,900	847,810
		3,345,898
Distributors 0.3%
LKQ Corp.	11,900	555,373
Diversified Consumer Services 0.3%
ADT, Inc.	86,300	563,540
Diversified REITs 0.4%
WP Carey, Inc.	10,900	675,364

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 0.3%
Frontier Communications Parent, Inc.*	21,300	$524,619
Electric Utilities 3.3%
Alliant Energy Corp.	1,200	58,392
Avangrid, Inc.	12,900	391,902
Constellation Energy Corp.	500	61,000
Edison International	14,900	1,005,452
Entergy Corp.	6,600	658,416
Evergy, Inc.	23,200	1,177,864
Eversource Energy	23,900	1,295,858
FirstEnergy Corp.	7,100	260,428
PPL Corp.	17,700	463,740
Xcel Energy, Inc.	10,300	616,661
		5,989,713
Electrical Equipment 0.6%
AMETEK, Inc.	1,200	194,460
Regal Rexnord Corp.	2,700	360,342
Sensata Technologies Holding PLC	14,100	509,997
		1,064,799
Electronic Equipment, Instruments & Components 1.9%
Arrow Electronics, Inc.*	8,900	989,235
Coherent Corp.*	26,400	1,255,056
Corning, Inc.	6,800	220,932
TD SYNNEX Corp.	10,500	1,049,790
		3,515,013
Energy Equipment & Services 0.7%
Baker Hughes Co.	14,300	407,550
Halliburton Co.	26,400	941,160
		1,348,710
Financial Services 3.2%
Corebridge Financial, Inc.	47,000	1,135,990
Fidelity National Information Services, Inc.	28,600	1,780,636
Global Payments, Inc.	12,300	1,638,729
MGIC Investment Corp.	57,100	1,132,864

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Financial Services (cont’d.)
NCR Atleos Corp.*	7,800	$174,642
Voya Financial, Inc.	300	21,711
		5,884,572
Food Products 2.7%
Bunge Global SA	14,000	1,233,260
Conagra Brands, Inc.	40,100	1,168,915
Darling Ingredients, Inc.*	10,900	471,970
Ingredion, Inc.	2,300	247,411
J.M. Smucker Co. (The)	9,000	1,183,950
Post Holdings, Inc.*	800	74,296
Tyson Foods, Inc. (Class A Stock)	8,500	465,460
		4,845,262
Gas Utilities 1.2%
Atmos Energy Corp.	4,000	455,760
National Fuel Gas Co.	15,400	726,264
UGI Corp.	45,600	1,009,584
		2,191,608
Ground Transportation 1.6%
Avis Budget Group, Inc.	1,800	294,678
Ryder System, Inc.	8,741	992,715
Schneider National, Inc. (Class B Stock)	23,100	566,412
U-Haul Holding Co.*	3,700	245,162
U-Haul Holding Co. Non Voting	13,400	855,858
		2,954,825
Health Care Equipment & Supplies 0.2%
Baxter International, Inc.	1,900	73,511
QuidelOrtho Corp.*	5,100	349,401
		422,912
Health Care Providers & Services 1.4%
DaVita, Inc.*	1,700	183,872
Laboratory Corp. of America Holdings	1,000	222,300
Premier, Inc. (Class A Stock)	45,500	983,710
Quest Diagnostics, Inc.	500	64,215

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	4,000	$330,960
Universal Health Services, Inc. (Class B Stock)	4,600	730,526
		2,515,583
Health Care REITs 0.7%
Healthcare Realty Trust, Inc.	39,100	629,901
Healthpeak Properties, Inc.	20,000	370,000
Ventas, Inc.	3,000	139,170
Welltower, Inc.	2,600	224,926
		1,363,997
Hotel & Resort REITs 1.2%
Host Hotels & Resorts, Inc.	58,900	1,132,058
Park Hotels & Resorts, Inc.	67,200	1,013,376
		2,145,434
Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment, Inc.*	21,300	934,431
Marriott Vacations Worldwide Corp.	12,600	1,057,014
Penn Entertainment, Inc.*	4,300	96,965
		2,088,410
Household Durables 4.8%
D.R. Horton, Inc.	14,200	2,029,322
Leggett & Platt, Inc.	4,200	97,482
Lennar Corp. (Class A Stock)	12,963	1,942,505
Mohawk Industries, Inc.*	11,039	1,150,816
Newell Brands, Inc.	68,600	570,752
PulteGroup, Inc.	14,747	1,541,946
Toll Brothers, Inc.	12,533	1,245,154
Whirlpool Corp.	2,500	273,800
		8,851,777
Independent Power & Renewable Electricity Producers 1.0%
AES Corp. (The)	46,800	780,624
Vistra Corp.	26,100	1,070,883
		1,851,507

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 5.8%
Aflac, Inc.	5,600	$472,304
Arch Capital Group Ltd.*	9,700	799,571
Arthur J. Gallagher & Co.	900	208,944
Axis Capital Holdings Ltd.	17,900	1,065,408
Brighthouse Financial, Inc.*	14,100	729,957
CNA Financial Corp.	16,200	713,934
Everest Group Ltd.	2,700	1,039,419
Fidelity National Financial, Inc.	8,800	440,264
First American Financial Corp.	8,600	519,010
Hartford Financial Services Group, Inc. (The)	13,000	1,130,480
Loews Corp.	18,400	1,340,624
Old Republic International Corp.	8,600	241,144
Reinsurance Group of America, Inc.	1,400	243,446
RenaissanceRe Holdings Ltd. (Bermuda)	1,800	411,894
Unum Group	25,300	1,223,002
		10,579,401
IT Services 0.4%
Cognizant Technology Solutions Corp. (Class A Stock)	10,500	809,760
Leisure Products 0.3%
Brunswick Corp.	4,600	371,128
Polaris, Inc.	2,700	242,892
		614,020
Life Sciences Tools & Services 0.1%
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	27,500	159,500
Machinery 4.3%
AGCO Corp.	9,400	1,149,902
Allison Transmission Holdings, Inc.	9,300	563,022
CNH Industrial NV	46,300	555,600
Cummins, Inc.	3,700	885,410
Fortive Corp.	7,100	555,078
Gates Industrial Corp. PLC*	79,700	1,026,536
Ingersoll Rand, Inc.	900	71,874
Otis Worldwide Corp.	1,400	123,816
PACCAR, Inc.	15,550	1,561,064
Parker-Hannifin Corp.	1,600	743,200
Westinghouse Air Brake Technologies Corp.	4,600	605,222
		7,840,724

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media 1.3%
Fox Corp. (Class A Stock)	13,200	$426,360
Fox Corp. (Class B Stock)	14,200	426,142
Liberty Broadband Corp. (Class C Stock)*	3,200	251,040
Liberty Media Corp.-Liberty SiriusXM*	10,000	303,600
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	7,900	240,081
News Corp. (Class A Stock)	6,100	150,304
Nexstar Media Group, Inc.	3,000	533,130
		2,330,657
Metals & Mining 3.9%
Cleveland-Cliffs, Inc.*	62,900	1,261,145
Nucor Corp.	11,700	2,187,081
Reliance Steel & Aluminum Co.	4,290	1,224,452
SSR Mining, Inc. (Canada)	102,200	963,746
Steel Dynamics, Inc.	12,100	1,460,349
		7,096,773
Mortgage Real Estate Investment Trusts (REITs) 2.3%
AGNC Investment Corp.	116,900	1,108,212
Annaly Capital Management, Inc.	63,531	1,219,160
Rithm Capital Corp.	97,800	1,046,460
Starwood Property Trust, Inc.(a)	42,900	872,157
		4,245,989
Multi-Utilities 1.5%
Ameren Corp.	4,200	292,194
CenterPoint Energy, Inc.	5,700	159,258
CMS Energy Corp.	3,300	188,628
Consolidated Edison, Inc.	10,833	984,720
DTE Energy Co.	2,700	284,634
Public Service Enterprise Group, Inc.	9,600	556,704
WEC Energy Group, Inc.	4,000	323,040
		2,789,178
Office REITs 0.6%
Alexandria Real Estate Equities, Inc.	2,400	290,160
Cousins Properties, Inc.	8,100	185,571
Highwoods Properties, Inc.	18,100	415,757

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs (cont’d.)
Kilroy Realty Corp.	5,300	$189,528
Vornado Realty Trust	3,100	84,289
		1,165,305
Oil, Gas & Consumable Fuels 6.8%
Antero Resources Corp.*	25,600	571,904
Cheniere Energy, Inc.	2,500	409,975
Chesapeake Energy Corp.	9,200	709,412
Coterra Energy, Inc.	37,400	930,512
Devon Energy Corp.	27,100	1,138,742
Diamondback Energy, Inc.	7,500	1,153,050
DT Midstream, Inc.	8,600	461,734
EQT Corp.	19,800	700,920
HF Sinclair Corp.	12,600	711,774
Marathon Oil Corp.	35,600	813,460
ONEOK, Inc.	12,600	859,950
Ovintiv, Inc.	14,800	627,816
Phillips 66	14,700	2,121,357
Range Resources Corp.	18,300	531,432
Williams Cos., Inc. (The)	18,900	655,074
		12,397,112
Passenger Airlines 2.7%
Alaska Air Group, Inc.*	29,300	1,049,819
American Airlines Group, Inc.*	39,100	556,393
Delta Air Lines, Inc.	39,900	1,561,686
Southwest Airlines Co.	12,800	382,592
United Airlines Holdings, Inc.*	31,700	1,311,746
		4,862,236
Pharmaceuticals 1.7%
Jazz Pharmaceuticals PLC*	4,000	490,880
Royalty Pharma PLC (Class A Stock)	43,500	1,234,965
Viatris, Inc.	116,489	1,371,076
		3,096,921
Professional Services 1.1%
Concentrix Corp.	11,200	995,344
Jacobs Solutions, Inc.	1,100	148,247

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
ManpowerGroup, Inc.	1,000	$74,140
SS&C Technologies Holdings, Inc.	12,000	732,240
		1,949,971
Real Estate Management & Development 0.0%
CBRE Group, Inc. (Class A Stock)*	900	77,679
Residential REITs 1.1%
AvalonBay Communities, Inc.	3,300	590,733
Equity Residential	6,800	409,292
Essex Property Trust, Inc.	1,200	279,924
Invitation Homes, Inc.	9,200	302,956
Mid-America Apartment Communities, Inc.	800	101,104
Sun Communities, Inc.	2,100	263,235
UDR, Inc.	1,900	68,438
		2,015,682
Retail REITs 1.0%
Kimco Realty Corp.	33,761	681,972
Realty Income Corp.	20,213	1,099,385
		1,781,357
Semiconductors & Semiconductor Equipment 2.2%
Cirrus Logic, Inc.*	700	54,040
First Solar, Inc.*	2,300	336,490
GLOBALFOUNDRIES, Inc.*(a)	3,800	208,924
Marvell Technology, Inc.	21,200	1,435,240
ON Semiconductor Corp.*	9,300	661,509
Skyworks Solutions, Inc.	12,500	1,305,750
		4,001,953
Software 0.2%
NCR Voyix Corp.*	24,300	357,210
Specialized REITs 1.6%
Digital Realty Trust, Inc.	4,500	632,070
EPR Properties	16,300	721,601
Extra Space Storage, Inc.	500	72,220

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
VICI Properties, Inc.	48,600	$1,463,832
Weyerhaeuser Co.	2,600	85,202
		2,974,925
Specialty Retail 2.5%
Advance Auto Parts, Inc.	17,500	1,169,875
AutoNation, Inc.*	4,000	558,640
Best Buy Co., Inc.	12,400	898,876
Dick’s Sporting Goods, Inc.	3,400	506,838
Penske Automotive Group, Inc.	6,500	964,405
Victoria’s Secret & Co.*	5,500	143,275
Williams-Sonoma, Inc.	1,400	270,746
		4,512,655
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	91,200	1,394,448
HP, Inc.	41,500	1,191,465
		2,585,913
Textiles, Apparel & Luxury Goods 1.3%
Carter’s, Inc.	8,500	642,940
Crocs, Inc.*	1,000	101,480
PVH Corp.	9,400	1,130,444
Tapestry, Inc.	12,600	488,754
		2,363,618
Trading Companies & Distributors 1.2%
Air Lease Corp.	26,100	1,091,241
Ferguson PLC	900	169,074
United Rentals, Inc.	1,200	750,480
WESCO International, Inc.	1,500	260,280
		2,271,075
Water Utilities 0.1%
American Water Works Co., Inc.	900	111,618

Total Common Stocks (cost $157,942,510)		182,277,944

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell Mid-Cap Value ETF (cost $556,182)	4,800	$548,016

Total Long-Term Investments (cost $158,498,692)		182,825,960

Short-Term Investments 1.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	982	982
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $2,703,414; includes $2,682,581 of cash collateral for securities on loan)(b)(wb)	2,710,646	2,709,832

Total Short-Term Investments (cost $2,704,396)		2,710,814

TOTAL INVESTMENTS 101.3% (cost $161,203,088)		185,536,774
Liabilities in excess of other assets (1.3)%		(2,335,273)

Net Assets 100.0%		$183,201,501

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,540,580; cash collateral of $2,682,581 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).